CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,125	$ 1,637	$ 1,325
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	(80)	(51)	202
LESS: Income tax effect	4	17	69
Net gains (losses)	(76)	(34)	133
Gains recognized in earnings	(2)		(31)
LESS: Income tax effect			(11)
Net gains recognized in earnings	(2)		(20)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	(78)	(34)	113
Investment securities held to maturity other-than-temporarily impaired:
Total losses	86
Losses recognized in earnings	14
Gains (losses) recognized in comprehensive income	100
LESS: Income tax effect	27
Net gains (losses) recognized in comprehensive income after income tax effect	73
Accretion of other comprehensive loss on other-than-temporarily impaired securities held to maturity	28	127	166
LESS: Income tax effect	8	43	56
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	20	84	110
Other comprehensive income	15	50	223
COMPREHENSIVE INCOME	$ 2,140	$ 1,687	$ 1,548